UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22228

PNMAC MORTGAGE OPPORTUNITY FUND, L.P.

27001 Agoura Rd. Suite 350
Calabasas, California 91301

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, L.P.
27001 Agoura Rd, Suite 350  Calabasas, California 91301

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LP
Four Times Square
New York, New York 10036

(818) 224-7050

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Item 1. Proxy Voting Record.

There were no proxy voting records to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNMAC Mortgage Opportunity, L.P.

By     /s/ Stanford L. Kurland
Stanford L. Kurland, CEO

Date    August 13, 2010